Active/Passive Aggressive Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Investment Companies (98.4%)	Shares/ Par +	Value $ (000’s)
Commodities (3.0%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	78,591	1,909

Total		1,909

Domestic Equity (49.7%)
Invesco S&P 500 Equal Weight ETF	14,223	2,730
iShares Core S&P 500 ETF	9,955	6,503
iShares MSCI USA Value Factor ETF	14,270	2,029
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	1,835,112	2,905
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	677,115	2,834
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	2,747,938	2,858
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	450,717	1,297
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	822,123	1,286
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	163,642	413
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	212,606	431
Schwab U.S. REIT ETF	52,555	1,129
State Street SPDR Dow Jones REIT ETF	11,200	1,131
State Street SPDR Portfolio S&P 400 Mid Cap ETF	72,065	4,268
State Street SPDR Portfolio S&P 600 Small Cap ETF	46,714	2,257

Total		32,071

Investment Companies (98.4%)	Shares/ Par +	Value $ (000’s)
Fixed Income (18.7%)
iShares Core U.S. Aggregate Bond ETF	57,109	5,669
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	1,308,836	1,330
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	4,329,614	4,815
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	253,632	267

Total		12,081

Foreign Equity (27.0%)
Dimensional International Value ETF	19,350	1,022
iShares Core MSCI EAFE ETF	53,119	4,809
iShares Core MSCI Emerging Markets ETF	9,380	654
iShares MSCI International Quality Factor ETF	38,179	1,765
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	1,860,654	2,417
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	2,036,431	4,360
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	1,130,767	2,422

Total		17,449

Total Investment Companies (Cost: $63,103)		63,510

Short-Term Investments (1.0%)
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	12,770	646

Total		646

Total Short-Term Investments (Cost: $647)		646

Total Investments (99.4%) (Cost: $63,750)@		64,156

Other Assets, Less Liabilities (0.6%)		379

Net Assets (100.0%)		64,535

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $63,750 and the net unrealized appreciation of investments based on that cost was $406 which is comprised of $1,695 aggregate gross unrealized appreciation and $1,289 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Active/Passive Aggressive Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Investment Companies	$63,510	$—	$—
Short-Term Investments	646	—	—

Total Assets:	$64,156	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2026 are as follows:

Portfolio	Value at 12/31/2025	Purchases	Sales	Value at 3/31/2026	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2026

	(amount in thousands)

Domestic Equity	$2,397	$486	$–	$2,905	$22	$–	$–	$–	1,835
Emerging Markets	2,365	–	–	2,417	52	–	–	–	1,861
Focused Appreciation	2,396	754	–	2,834	(316)	–	–	–	677
International Equity	4,334	–	–	4,360	26	–	–	–	2,036
International Growth	2,485	–	–	2,422	(63)	–	–	–	1,131
Large Cap Blend	2,395	675	–	2,858	(212)	–	–	–	2,748
Mid Cap Growth Stock	1,028	347	–	1,297	(78)	–	–	–	451
Mid Cap Value	1,035	237	–	1,286	14	–	–	–	822
Multi-Sector Bond	1,342	–	–	1,330	(12)	–	–	–	1,309
Select Bond	4,810	–	–	4,815	5	–	–	–	4,330
Short-Term Bond	267	–	–	267	0	–	–	–	254
Small Cap Growth Stock	319	105	–	413	(11)	–	–	–	164
Small Cap Value	331	88	–	431	12	–	–	–	213

	$25,504	$2,692	$–	$27,635	$(561)	$–	$–	$–	17,829

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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